Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Nov. 21, 2014
Supplement [Text Block]	dit_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUNDS

Deutsche Unconstrained Income Fund Deutsche Unconstrained Income VIP

The following disclosure replaces similar disclosure in the “Main investments” sub‐section of the “PRINCIPAL INVESTMENT STRATEGY” section contained within the summary section and the “FUND DETAILS” section of each fund’s prospectus.

The fund may also invest in emerging markets securities, mortgage- and asset-backed securities, adjustable rate loans that have a senior right to payment (senior loans) and other floating rate debt securities, exchange-traded funds (ETFs) and dividend-paying common stocks.

The following disclosure is added to the “MAIN RISKS” section contained within the summary section of each fund’s prospectus.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.

DEUTSCHE INCOME TRUST | Deutsche Unconstrained Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUNDS

Deutsche Unconstrained Income Fund

The following disclosure replaces similar disclosure in the “Main investments” sub‐section of the “PRINCIPAL INVESTMENT STRATEGY” section contained within the summary section and the “FUND DETAILS” section of each fund’s prospectus.

The fund may also invest in emerging markets securities, mortgage- and asset-backed securities, adjustable rate loans that have a senior right to payment (senior loans) and other floating rate debt securities, exchange-traded funds (ETFs) and dividend-paying common stocks.

The following disclosure is added to the “MAIN RISKS” section contained within the summary section of each fund’s prospectus.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.

DEUTSCHE VARIABLE SERIES II | Deutsche Unconstrained Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUNDS

Deutsche Unconstrained Income VIP

The following disclosure replaces similar disclosure in the “Main investments” sub‐section of the “PRINCIPAL INVESTMENT STRATEGY” section contained within the summary section and the “FUND DETAILS” section of each fund’s prospectus.

The fund may also invest in emerging markets securities, mortgage- and asset-backed securities, adjustable rate loans that have a senior right to payment (senior loans) and other floating rate debt securities, exchange-traded funds (ETFs) and dividend-paying common stocks.

The following disclosure is added to the “MAIN RISKS” section contained within the summary section of each fund’s prospectus.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.